Investments in an Equity Investee (Details) - shares	Sep. 01, 2020	Jun. 25, 2020	Jan. 22, 2020	Nov. 21, 2019	Oct. 14, 2019
Equity Method Investments and Joint Ventures [Abstract]
Agreed to issue shares	2,000,000		15,000,000	2,000,000	1,253,814
Equity interest		100.00%			20.00%